Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 685,827	$ 257,564
Term deposits	373,794	393,759
Accounts receivable, net of allowance for doubtful accounts of $nil and $90 as of December 31, 2016 and 2017 respectively	39,597	36,078
Amount due from related parties	5,143	88
Prepaid expenses and other current assets	82,717	32,592
Deferred tax assets, current		72
Short-term investment	1,614
Total current assets	1,188,692	720,153
Property and equipment, net	39,762	13,932
Intangible assets	7,462
Rental deposits	2,651	920
Long term investments	44,337	31,932
Other non-current assets	8,495	2,593
Deferred tax assets, non-current	7,197	208
Goodwill	3,401
Total assets	1,301,997	769,738
Current liabilities
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Company of $36,812 and $54,937 as of December 31, 2016 and 2017, respectively)	74,535	40,457
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to the Company of $41,277 and $64,788 as of December 31, 2016 and 2017, respectively)	64,865	41,277
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $6,632 and $30,802 as of December 31, 2016 and 2017, respectively)	87,809	39,965
Amount due to related parties (including amount due to related parties of the consolidated VIE without recourse to the Company of $1,510 and $29 as of December 31, 2016 and 2017, respectively)	5,804	8,117
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Company of $3,881 and $11,765 as of December 31, 2016 and 2017, respectively)	27,033	3,881
Total current liabilities	260,046	133,697
Deferred tax liabilities, non-current	1,866
Other non-current liabilities	2,305	2,022
Total liabilities	264,217	135,719
Commitments and contingencies (Note14)
Equity
Treasury stock	(64,494)	(64,494)
Additional paid-in capital	713,721	663,498
Retained earnings	369,707	51,141
Accumulated other comprehensive (loss)/ income	15,954	(16,168)
Noncontrolling interest	2,849
Total equity	1,037,780	634,019
Total liabilities and equity	1,301,997	769,738
Class A Common Stock [Member]
Equity
Ordinary shares, value	34	32
Class B Common Stock [Member]
Equity
Ordinary shares, value	$ 9	$ 10